Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions (Textual)
Advance from related party	$ 75,199		$ 75,199	$ 7,941
Advisory services and SEC filing services costs				20,255
Issued of note due to related party transactions	17,496	$ 20,000	90,000	100,000
Michael J. Rapport [Member]
Related Party Transactions (Textual)
Issued of note due to related party transactions	17,496	$ 20,000
Principal amount	225,496
Outstanding notes	$ 208,000		$ 208,000
Tech Associates [Member]
Related Party Transactions (Textual)
Advisory services and SEC filing services costs				$ 2,833
Common stock issued for compensation				30,000